Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	DDC Enterprise Limited
Entity Central Index Key	0001808110
Entity File Number	000-00000
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	368 9th Ave
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10001
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.016 per share
Trading Symbol	DDC
Security Exchange Name	NYSEAMER
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	78,754,222
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	875,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Norma Chu
Entity Address, Address Line One	368 9th Ave
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10001
Entity Phone Fax Numbers [Line Items]
City Area Code	852
Local Phone Number	2803 0688